UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

BP Capital TwinLine Energy Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.7%
Auto Parts & Equipment - 6.2%
Goodyear Tire & Rubber Co.	164,007	$5,748,446
Horizon Global Corp. (a)	190,808	3,487,970
		9,236,416
Building Materials - 2.1%
Summit Materials, Inc. - Class A (a)	128,165	3,061,862

Chemicals - 7.0%
Huntsman Corp.	221,659	5,009,494
Westlake Chemical Corp.	85,861	5,446,163
		10,455,657
Downstream - 2.4%
Valero Energy Corp.	51,522	3,500,920

Exploration & Production - 31.1%
Anadarko Petroleum Corp.	89,881	5,810,806
Concho Resources, Inc. (a)	27,462	3,637,342
Diamondback Energy, Inc. (a)	38,708	3,904,089
EOG Resources, Inc.	37,751	3,661,469
Newfield Exploration Co. (a)	36,141	1,317,701
Occidental Petroleum Corp.	76,167	4,992,747
Parsley Energy, Inc. - Class A (a)	120,000	3,646,800
Pioneer Natural Resources Co.	18,473	3,435,424
Range Resources Corp.	153,363	4,235,886
RSP Permian, Inc. (a)	145,411	5,742,280
WPX Energy, Inc. (a)	438,113	5,651,658
		46,036,202
Integrated - 1.5%
Chevron Corp.	19,309	2,172,262

Midstream - 8.8%
Cheniere Energy, Inc. (a)	98,687	4,741,911
Kinder Morgan, Inc.	267,788	5,706,562
Targa Resources Corp.	46,692	2,638,098
		13,086,571
Oil Services - 20.6%
Baker Hughes, Inc.	131,370	7,918,984
Forum Energy Technologies, Inc. (a)	330,636	7,174,801
Halliburton Co.	105,407	5,635,058
Newpark Resources, Inc. (a)	309,698	2,384,675
Patterson-UTI Energy, Inc.	186,665	5,155,687
Smart Sand, Inc. (a)	130,152	2,234,710
		30,503,915
TOTAL COMMON STOCKS (Cost $101,221,482)		118,053,805

PARTNERSHIPS & TRUSTS - 18.3%
Midstream - 18.3%
Buckeye Partners LP	49,691	3,424,704
Energy Transfer Partners LP	89,122	3,369,703
MPLX LP	88,385	3,288,806
Sunoco Logistics Partners LP	190,463	4,824,428
Sunoco LP	106,786	2,734,789
Western Gas Partners LP	71,040	4,416,557
Williams Partners LP	125,778	5,068,853
TOTAL PARTNERSHIPS & TRUSTS (Cost $25,562,354)		27,127,840

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.48% (b)	2,284,061	$2,284,061
TOTAL SHORT-TERM INVESTMENTS (Cost $2,284,061)		2,284,061

Total Investments (Cost $129,067,897) - 99.5%		147,465,706
Other Assets in Excess of Liabilities - 0.5%		732,774
TOTAL NET ASSETS - 100.0%		$148,198,480

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven-day yield as of February 28, 2017.

The cost basis of investments at February 28, 2017 was as follows+:

Cost of investments	$129,067,897
Gross unrealized appreciation	22,252,906
Gross unrealized depreciation	(3,855,097)
Net unrealized appreciation	$18,397,809

+Because tax adjustments are calculated annually at the end of the BP Capital TwinLine Energy Fund's, (the "Fund"), fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

BP Capital TwinLine Energy Fund
Summary of Fair Value Exposure at February 28, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2017. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$118,053,805	$–	$–	$118,053,805
Partnerships & Trusts	27,127,840	–	–	27,127,840
Short-Term Investments	2,284,061	–	–	2,284,061
Total Investments in Securities	$147,465,706	$–	$–	$147,465,706

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period.

There were no transfers made into or out of Level 1, 2, or 3 as of February 28, 2017.

BP Capital TwinLine MLP Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 14.8%
Natural Gas/NGL Transportation - 14.8% [1]
Cheniere Energy Partners LP Holdings LLC	73,481	$1,787,793
Cheniere Energy, Inc. (a)	30,534	1,467,158
Kinder Morgan, Inc.	216,719	4,618,282
Targa Resources Corp.	70,270	3,970,255
		11,843,488

TOTAL COMMON STOCKS (Cost $9,966,624)		11,843,488

CONVERTIBLE PREFERRED STOCKS - 1.1%
Natural Gas/NGL Transportation - 1.1% [1]
Kinder Morgan, Inc.	17,998	876,503
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $768,029)		876,503

PARTNERSHIPS & TRUSTS - 77.0%
Crude Oil & Refined Products - 44.1% [1]
Buckeye Partners LP	54,172	3,733,534
Delek Logistics Partners LP	108,785	3,366,896
Enterprise Products Partners LP	108,764	3,048,655
Magellan Midstream Partners LP	19,463	1,508,577
MPLX LP	126,550	4,708,925
NGL Energy Partners LP	140,000	3,108,000
NuStar Energy LP	55,266	2,887,096
NuStar GP Holdings LLC	54,186	1,565,975
PBF Logistics LP	127,229	2,640,002
Plains All American Pipeline LP	110,061	3,530,757
Sunoco Logistics Partners LP	141,873	3,593,643
Western Refining Logistics LP	65,534	1,599,030
		35,291,090
Gathering & Processing - 19.5% [1]
Antero Midstream Partners LP	100,000	3,430,000
DCP Midstream LP	19,288	756,090
Enable Midstream Partners LP	237,289	3,872,557
Noble Midstream Partners LP	33,217	1,614,346
Rice Midstream Partners LP	112,168	2,760,454
Western Gas Partners LP	51,120	3,178,130
		15,611,577
Natural Gas/NGL Transportation - 13.4% [1]
Energy Transfer Partners LP	108,900	4,117,509
Spectra Energy Partners LP	14,491	648,182
Tallgrass Energy Partners LP	16,688	892,141
Williams Partners LP	125,413	5,054,144
		10,711,976

TOTAL PARTNERSHIPS & TRUSTS (Cost $54,538,283)		61,614,643

SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.48% (b)	4,874,934	4,874,934
TOTAL SHORT-TERM INVESTMENTS (Cost $4,874,934)		4,874,934

Total Investments (Cost $70,147,871) - 99.0%	$79,209,568
Other Assets in Excess of Liabilities - 1.0%	802,194
TOTAL NET ASSETS - 100.0%	$80,011,762

Percentages are stated as a percent of net assets.

[1]	Sub-classification for the Midstream category.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of February 28, 2017.

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

Cost of investments	$70,147,871
Gross unrealized appreciation	9,501,991
Gross unrealized depreciation	(440,294)
Net unrealized appreciation	$9,061,697

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the BP Capital TwinLine Energy Fund's (the "Fund's") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

BP Capital TwinLine MLP Fund
Summary of Fair Value Exposure at February 28, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2017. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,843,488	$–	$–	$11,843,488
Convertible Preferred Stocks	876,503	–	–	876,503
Partnerships & Trusts	61,614,643	–	–	61,614,643
Short-Term Investments	4,874,934	–	–	4,874,934
Total Investments in Securities	$79,209,568	$–	$–	$79,209,568

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period.

There were no transfers made into or out of Level 1, 2, or 3 as of February 28, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*/s/ Elaine E. Richards
              Elaine E. Richards, President/Principal Executive Officer

Date April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
              Elaine E. Richards, President/Principal Executive Officer

Date April 26, 2017

By (Signature and Title)* /s/ Aaron J Perkovich
             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date April 28, 2017

* Print the name and title of each signing officer under his or her signature.